Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan
All full-time employees of First Allied are eligible to participate in First Allied’s 401(k) Plan. Under the plan, each eligible employee may contribute up to 80% of their pretax compensation, excluding commissions, subject Internal Revenue Code limitations. Eligible employees were eligible for matching contributions, which were generally 50% of employee contributions, limited to 3% of an employee’s compensation. The matching contributions vest immediately.  For the period ended December 31, 2013 the matching contributions was $0.1 million and are included in internal commissions, payroll and benefits in the consolidated statements of income.